UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-00601

The American Heritage Fund, Inc.

 (Exact name of registrant as specified in charter)

1370 Avenue of the Americas

New York, NY 10019

(Address of principal executive offices)

(Zip code)

Jonathan B. Reisman, 6975 NW 62nd Terrace

Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: May 31

Date of reporting period: February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Heritage Fund Inc.

	Schedule of Investments
	February 28, 2005
Shares/Principal Amount		Market Value

COMMON STOCKS
Adhesives & Sealants- 16.10%
368,648	A D M Tronics Unlimited, Inc. *	$ 143,772

American Depository Receipts- 0.77%
10,000	International PBX Ventures, LTD*	6,850

Biotechnology & Drugs- 1.41%
3,000	Cytrx Corp.*	3,750
2,500	IGI, Inc.*	3,250
5,000	Microislet, Inc.*	5,550
		12,550
Business Services- 0.25%
500	Harbin Electric, Inc.*	1,550
5,000	Quintek Technologies, Inc.*	650

		2,200
Chemicals & Allies Products- 2.14%
11,500	Liquidmetal Technologies, Inc.*	19,090

Communications Equipment- 1.44%
1,000	Utstarcom, Inc.*	12,880

Computer Peripheral Equipment- 3.90%
2,000	Cisco Systems, Inc.*	34,840

Computer Storage Devices- 2.26%
500	EMC Corp.*	6,330
2,500	Maxtor Corp.*	13,850
		20,180

Dairy Products- 0.06%
500	Lucille Farms, Inc.*	510

Engineering Services 2.76%
2,000	Butler International, Inc.*	8,580
57,500	Worldwater Corp.*	16,100
		24,680

Gold and Silver Ores- 1.67%
2,000	Lakota Technologies, Inc.*	844
1,500	Novagold Resources, Inc.*	14,085
		14,929

Holdings Company- 0.01%
299	UpTrend Corp.*	21

In Vito and In Vivo Diagnostic Substances- 0.55%
7,500	Aspenbio, Inc.*	4,875

Medicinal Chemicals and Botanical Products- 2.02%
8,000	Unigene Laboratories, Inc.*	18,000

Metal Mining- 0.73%
1,000	Lumina Copper Corp.*	6,550
100	Text2win*	5
		6,555

Pharmaceutical Preparations- 11.13%
12,500	AXM Pharma, Inc.*	31,875
45,000	Millennium Biotech Group, Inc.*	15,300
1,400	Millennium Pharmaceuticals, Inc.*	12,040
47,500	Millenia Hope, Inc.*	9,025
20,000	Nexmed, Inc.*	26,400
12,500	Swiss Medica, Inc.*	4,750
		99,390

Prepackaged Software- 1.23%
500	Symantec Corp.*	11,005

Radio Broadcasting Stations- 1.01%
15,000	Interep National Radio Sales, Inc.*	9,000

Radio & TV Broadcasting Equipment- 0.56%
130,000	Equity, Inc.*	5,005

Retail-Catalog & Mail-Order Houses- 0.86%
1,000	Ecost.com, Inc.*	7,650

Security Brokers, Dealers & Flotation Companies- 1.19%
1,000	Ameritrade, Inc.*	10,630

Semiconductors- 5.12%
1,000	Aware, Inc.*	6,140
4,000	Chipmos Technologies Bermuda, LTD*	21,000
1,000	Infineon Technologies Ag*	10,340
500	Micro Linear Corp.*	2,450
500	Micron Technology, Inc.*	5,750
		45,680

Services-Miscellaneous Health & Allied Services- 6.38%
5,500	Hythiam, Inc.*	48,950
2,000	Paincare Holdings, Inc.*	7,997
		56,947

Surgical & Medical Instruments- 0.87%
5,000	Biophan Technologies, Inc.*	7,750

Telephone & Telegraph Apparatus- 8.61%
500	Broadwing Corp.*	2,950
7,500	Ciena Corp.*	14,850
10,500	Lucent Technologies, Inc.*	32,235
10,000	Nortel Networks Corp.*	26,800
		76,835

Total Common Stocks (Cost $5,891,606)- 73.01%		$ 651,824

CONVERTIBLE BONDS
Calculating and Accounting Machines, Except Electronic Computers- 2.93%
17,429	PowerHouse Technologies, Inc. Conv. Bond*	26,144

Total Convertible Bonds (Cost $40,000)- 2.93%		$ 26,144

MUTUAL FUNDS
Unit Investment Trust- 4.17%
1,000	NASDAQ 100 Trust Series 1	37,220

Total Mutual Funds (Cost $37,790)- 4.17%		$ 37,220

Cash and Equivalents- 20.29%
181,115	First American Treasury Obligation Fund Cl A	$ 181,115
	(Cost 181,115) - 1.75%**
Investment Securities at Market Value
(Cost $6,150,511)		$ 896,302

	Liabilities in excess of other Assets- (0.39)%	(3,504)

	Net Assets- 100.00%	$ 892,798

SCHEDULE OF SECURITIES SOLD SHORT		Market Value
Air Transportation, Nonscheduled- 0.51%
600	Air Methods Corp.*	$4,530

Broadwoven Fabric Mills- 0.38%
800	Quaker Fabric Corp.*	3,384

Commercial Physical & Biological Research- 0.48%
500	Lifecell Corp.*	4,325

Computer Peripheral Equipment- 0.65%
500	Sigma Designs, Inc.*	5,795

Computer Programming Services- 0.49%
900	Mind C.T. LTD.	4,401

Computer Software- 1.25%
700	Government Technology Services, Inc.*	6,727
300	Pomeroy IT Solutions, Inc.*	4,467
		11,194

Eating & Drinking Places- 1.11%
600	Buca, Inc.*	4,146
400	Checkers Drive-In Restaurants, Inc.*	5,720
		9,866

Electronic Parts & Equipment- 0.50%
500	Bell Microproducts, Inc.*	4,465

Instruments for Measuring & Testing Electricity- 0.67%
300	ADE Corp.*	5,994

Medical Laboratories- 1.10%
300	Bio-Reference Laboratories, Inc.*	4,380
150	Labone, Inc.*	5,400
		9,780
Measuring and Contolling Devices, NEC- 0.56%
400	Nanometrics, Inc.*	4,968

Miscellaneous Chemical Products- 0.47%
1,000	Altair Nanotechnologies, Inc.*	4,190

Pharmaceutical Preparations- 0.33%
500	Immunogen, Inc.*	2,940

Publishing- 0.52%
600	Plato Learning, Inc.*	4,662

Radio & TV Broadcasting Equipment- 0.51%
300	EMS Technologies, Inc.*	4,533

Semiconductors- 0.43%
500	Advanced Power Technology, Inc.*	3,875

Services-Miscellaneous Amusement & Recreation- 0.64%
150	Monarch Casino & Resort, Inc.*	5,755

Services-Miscellaneous Health & Allied Services- 0.60%
500	Qmed, Inc.*	5,390

Services-educational services- 0.65%
500	Ecollege.com*	5,780

Special Industry Machinery, NEC- 0.58%
500	Semitool, Inc.*	5,220

Telephone & Telegraph Apparatus- 0.61%
500	Intervoice, Inc.*	5,425

Telephone Communications, Except Radiotelephone- 0.38%
1,500	8 X 8, Inc.*	3,360

	Total Securities Sold Short (Proceeds - $118,802)	$ 119,832

* Non-income producing securities.
** Variable Rate Security at February 28, 2005

NOTES TO FINANCIAL STATEMENTS
The American Heritage Fund
1. SECURITY TRANSACTIONS
At February 28, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,150,511 amounted to $ (5,255,239) which consisted of aggregate gross unrealized appreciation of $124,071 and aggregate gross unrealized depreciation of $5,379,310.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date April 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date April 28, 2005

* Print the name and title of each signing officer under his or her signature.